Staff costs and Directors Remuneration (Schedule of Staff Costs and Directors Remuneration) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee
Disclosure of Staff costs and Directors Remuneration [Line Items]
Number of employees at year end | employee	482	463	437
Wages and salaries	$ 38,354	$ 42,236	$ 49,338
Share-based payments (Note 31)	11,038	6,621	8,444
Social security charges	5,528	6,863	5,712
Director's fees and allowance	1,172	2,853	2,094
Employee benefits expense	56,092	58,573	65,588
Salaries and fees	10,317	9,069	8,641
Share-based payments	8,728	5,759	7,170
Other benefits in kind	171	296	232
Key Management Personnel Compensation	19,216	15,124	16,043
Production and operating costs [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	14,069	16,994	15,217
Geological and geophysical expenses [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	7,490	6,219	12,893
Administrative expenses [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	$ 34,533	$ 35,360	$ 37,478